OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period_________ to ___________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002041716

HOMES 2025-NQM3 TRUST

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Thomas C. Griffin III, Authorized Signatory, (212) 710-2184

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1.	AMC Diligence, LLC – Executive Summary

Schedule 1 – Rating Agency Grades Report

Schedule 2 – Exception Grades Report

Schedule 3 – Valuation Summary Report

Schedule 4 – Data Compare Report

99.2.	Canopy Financial Technology Partners, LLC – Narrative

Schedule 1 – Rating Agency Grades Detail Report

Schedule 2 – Rating Agency Grades Summary Report

Schedule 3 – Valuation Report

Schedule 4 – Data Compare Report

99.3.	Clarifii LLC – Narrative

Schedule 1 – Rating Agency Grades Detail Report

Schedule 2 – Rating Agency Grades Summary Report

Schedule 3 – Data Compare Report

Schedule 4 – ATR QM Report

Schedule 5 – Valuation Report

99.4.	Clayton Services LLC – Narrative

Schedule 1 – Valuations Summary

Schedule 2 – Non-ATR QM Upload

Schedule 3 – Waived Conditions Report

Schedule 4 – Conditions Report

Schedule 5 – Loan Level Tape Compare

99.5.	Consolidated Analytics, Inc. – Executive Summary

Schedule 1 – Due Diligence Standard

Schedule 2 – Valuations Summary Report

Schedule 3 – Grading Summary Report

Schedule 4 – Data Compare Report

99.6.	Digital Risk, LLC – Narrative

Schedule 1 – Data Integrity Report

Schedule 2 – Rebuttal Findings Report

Schedule 3 – Rating Agency Grades Report

Schedule 4 – Valuation Report

99.7.	Evolve Mortgage Services – Executive Summary

Schedule 1 – Valuations Summary

Schedule 2 – RA Grades Report

Schedule 3 – Data Compare

Schedule 4 – Exception Detail Report

Schedule 5 – ATR Report

99.8.	Maxwell Diligence Solutions, LLC – Narrative

Schedule 1 – Standard Exceptions Report

Schedule 2 – Grading Report

Schedule 3 – Valuation Report

Schedule 4 – Supplemental Data Report

Schedule 5 – Data Compare Report

99.9.	Selene Diligence LLC – Narrative

Schedule 1 – Rating Agency Grades Summary Report

Schedule 2 – Standard Findings Report

Schedule 3 – Valuation Report

Schedule 4 – Supplemental Data Extract

Schedule 5 – Data Compare Report

99.10.	The StoneHill Group, Inc. – Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – Rating Agency Grades Detail Report

Schedule 4 – Rating Agency Grades Summary Report

Schedule 5 – Supplemental Data Extract Report

Schedule 6 – Valuation Report

99.11.	CrossCheck Compliance, LLC (“CrossCheck”) Executive Summary

Schedule 1 – CrossCheck Rating Agency Grades Summary Report

Schedule 2 – CrossCheck Standard Findings Report

Schedule 3 – CrossCheck Valuation Report

Schedule 4 – CrossCheck Supplemental Data Extract Report

99.12.	Covius Real Estate Services, LLC (“Covius”) Executive Summary

Schedule 1 – Covius Exception Detail Report

Schedule 2 – Covius Rating Agency Grades Report

Schedule 3 – Covius Tape Compare Report

Schedule 4 – Covius Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

APF II RESI O4B-24A, LLC

By: Ares Alternative Credit Management LLC, its manager

Date: May 20, 2025	By:	/s/ Thomas C. Griffin III
	Name:	Thomas C. Griffin III
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1.	AMC Diligence, LLC – Executive Summary

Schedule 1 – Rating Agency Grades Report

Schedule 2 – Exception Grades Report

Schedule 3 – Valuation Summary Report

Schedule 4 – Data Compare Report

99.2.	Canopy Financial Technology Partners, LLC – Narrative

Schedule 1 – Rating Agency Grades Detail Report

Schedule 2 – Rating Agency Grades Summary Report

Schedule 3 – Valuation Report

Schedule 4 – Data Compare Report

99.3.	Clarifii LLC – Narrative

Schedule 1 – Rating Agency Grades Detail Report

Schedule 2 – Rating Agency Grades Summary Report

Schedule 3 – Data Compare Report

Schedule 4 – ATR QM Report

Schedule 5 – Valuation Report

99.4.	Clayton Services LLC – Narrative

Schedule 1 – Valuations Summary

Schedule 2 – Non-ATR QM Upload

Schedule 3 – Waived Conditions Report

Schedule 4 – Conditions Report

Schedule 5 – Loan Level Tape Compare

99.5.	Consolidated Analytics, Inc. – Executive Summary

Schedule 1 – Due Diligence Standard

Schedule 2 – Valuations Summary Report

Schedule 3 – Grading Summary Report

Schedule 4 – Data Compare Report

99.6.	Digital Risk, LLC – Narrative

Schedule 1 – Data Integrity Report

Schedule 2 – Rebuttal Findings Report

Schedule 3 – Rating Agency Grades Report

Schedule 4 – Valuation Report

99.7.	Evolve Mortgage Services – Executive Summary

Schedule 1 – Valuations Summary

Schedule 2 – RA Grades Report

Schedule 3 – Data Compare

Schedule 4 – Exception Detail Report

Schedule 5 – ATR Report

99.8.	Maxwell Diligence Solutions, LLC – Narrative

Schedule 1 – Standard Exceptions Report

Schedule 2 – Grading Report

Schedule 3 – Valuation Report

Schedule 4 – Supplemental Data Report

Schedule 5 – Data Compare Report

99.9.	Selene Diligence LLC – Narrative

Schedule 1 – Rating Agency Grades Summary Report

Schedule 2 – Standard Findings Report

Schedule 3 – Valuation Report

Schedule 4 – Supplemental Data Extract

Schedule 5 – Data Compare Report

99.10.	The StoneHill Group, Inc. – Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – Rating Agency Grades Detail Report

Schedule 4 – Rating Agency Grades Summary Report

Schedule 5 – Supplemental Data Extract Report

Schedule 6 – Valuation Report

99.11.	CrossCheck Compliance, LLC (“CrossCheck”) Executive Summary

Schedule 1 – CrossCheck Rating Agency Grades Summary Report

Schedule 2 – CrossCheck Standard Findings Report

Schedule 3 – CrossCheck Valuation Report

Schedule 4 – CrossCheck Supplemental Data Extract Report

99.12.	Covius Real Estate Services, LLC (“Covius”) Executive Summary

Schedule 1 – Covius Exception Detail Report

Schedule 2 – Covius Rating Agency Grades Report

Schedule 3 – Covius Tape Compare Report

Schedule 4 – Covius Valuation Report